Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

D5    Commitments

The Group has provided, from time to time, certain commitments to third parties.

At 31 December 2022, the Group had $2,626 million unfunded commitments (31 December 2021: $2,878 million) primarily related to investments in infrastructure funds and alternative investment funds in Asia.